DISAGGREGATION OF REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues, net	$ 655,847	$ 724,343
Retail
Disaggregation of Revenue [Line Items]
Revenues, net	433,078	471,753
Wholesale
Disaggregation of Revenue [Line Items]
Revenues, net	$ 222,769	$ 252,590